THOR EQUAL WEIGHT LOW VOLATILITY ETF
SCHEDULE OF INVESTMENTS (Unaudited)
November 30, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 98.9%
	EQUITY - 98.0%
31,688	State Street Consumer Discretionary Select Sector SPDR Fund	$ 7,492,944
91,702	State Street Consumer Staples Select Sector SPDR Fund	7,278,388
78,029	State Street Energy Select Sector SPDR Fund	7,057,723
3,808	State Street Financial Select Sector SPDR ETF	203,081
46,531	State Street Health Care Select Sector SPDR Fund	7,335,612
47,475	State Street Industrial Select Sector SPDR Fund	7,296,433
82,917	State Street Materials Select Sector SPDR Fund	7,412,780
4,515	State Street Real Estate Select Sector SPDR Fund	188,140
896	State Street Technology Select Sector SPDR Fund	256,453
79,656	State Street Utilities Select Sector SPDR Fund	7,219,223
		51,740,777
	FIXED INCOME - 0.9%
5,382	State Street SPDR Bloomberg 1-3 Month T-Bill ETF	493,637

	TOTAL EXCHANGE-TRADED FUNDS (Cost $47,981,858)	52,234,414

	TOTAL INVESTMENTS - 98.9% (Cost $47,981,858)	$ 52,234,414
	OTHER ASSETS IN EXCESS OF LIABILITIES- 1.1%	606,709
	NET ASSETS - 100.0%	$ 52,841,123

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt